REAL ESTATE INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Real Estate [Abstract]
Real Estate Investments

	December 31, 2017			December 31, 2016
	Gross Carrying Amount	Accumulated Depreciation	Net Carrying Value	Gross Carrying Amount	Accumulated Depreciation	Net Carrying Value
Land	$182,238	$—	$182,238	$220,317	$—	$220,317
Building and improvements	2,216,461	(208,540)	2,007,921	2,430,658	(163,670)	2,266,988
Furniture, fixtures and equipment	113,063	(67,254)	45,809	122,204	(55,298)	66,906
Total real estate investments	$2,511,762	$(275,794)	$2,235,968	$2,773,179	$(218,968)	$2,554,211

Real Estate Intangibles
The following table summarizes our real estate intangibles:

	December 31, 2017				December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Weighted Average Remaining Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Weighted Average Remaining Amortization Period
Above/below market lease intangibles, net	$1,607	$(380)	$1,227	12.9 years	$2,426	$(419)	$2,007	13.4 years
In-place lease and other intangibles	262,831	(248,818)	14,013	18.3 years	317,503	(255,033)	62,470	5.2 years
Total intangibles	$264,438	$(249,198)	$15,240		$319,929	$(255,452)	$64,477

Estimated Future Amortization of Intangible Assets
The following table sets forth the estimated future amortization of intangible assets as of December 31, 2017:

Years Ending December 31
2018	$8,344
2019	448
2020	448
2021	448
2022	448
Thereafter	5,104
Total intangibles	$15,240